UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5384

Date of fiscal year end: August 31

Date of reporting period: June 30, 2006

Item 1. Proxy Voting Record.

Name of Fund:	Ascentia Long/Short Fund
Period:	7/1/05 - 6/30/06

Company Name	Meeting Date	CUSIP	Ticker

Lowe's Companies	05/25/06	548661107	LOW

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1. Directors	Issuer
For	For	2. 2006 Incentive Plan	Issuer
For	For	3. 2006 LT Incentive Plan	Issuer
For	For	4. Deloitte Touche as Auditors	Issuer
For	For	5. Admentments to Company Articles	Issuer
Against	Against	6. Wood Procurement	Shareholder

Company Name	Meeting Date	CUSIP	Ticker

TJX Companies	6/6/06	872540109	TJX

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1. All Directors	Issuer
For	For	2. Pricewaterhouse Coopers as Auditor	Issuer
For	Against	3. Majority Vote for Directors	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ Joseph C. Nueberger
                                                 Joseph C. Neuberger, President and Treasurer
                                                 Principal Executive Officer

Date     8/24/06